Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities
Net loss	$ (3,516,144)	$ (864,265)	$ (3,857,856)	$ (1,726,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance expense	33,717
Gain on forgiveness of debt	(40,000)
Depreciation	13,824	2,103	2,810	416
Stock-based compensation	604,592	208,000	904,125	1,012,500
Amortization of debt discount	502,140		85,250
Impairment loss on investment	599,475		1,846,515
Loss on issuance of convertible debt	907,090		152,966
Loss on investment	599,475		4,010
Change in operating assets and liabilities:
Accounts receivable	4,550	1,424	(2,326)	(2,224)
Prepaids		2,828	2,828	(1,143)
Other assets	(1,500)	(96,750)	12,502	(37,502)
Related-party payable		(1,320)	(1,320)	1,320
Accounts payable	237,799	33,590	102,542	25,414
Accrued expenses	87,831	8,051	(2,796)	50,171
Net cash used in operating activities	(307,860)	(706,339)	(750,750)	(677,385)
Cash flows (used in) provided by investing activities:
Purchase of property and equipment				(8,403)
Purchase of software license			(121,750)
Purchase of available for sale securities			(32,500)
Cash acquired in merger with Thermal Tennis				35,719
Cash flows provided by investing activities			(154,250)	27,316
Cash flows from financing activities:
Proceeds from the sales of common stock				1,087,400
Proceeds from notes payable			387,000
Net cash provided by financing activities	302,000	200,000	387,000	1,087,400
Net increase (decrease) in cash	(5,860)	(506,339)	(518,000)	437,331
Cash at beginning of the period	7,720	525,720	525,720	88,389
Cash at end of the period	1,860	19,381	7,720	525,720
Supplemental Disclosures:
Interest paid
Income taxes paid
Supplemental disclosure of noncash activities
Common stock issued for services	117,500
Common stock issued for software	221,000
Common stock issued for software license		$ 83,249	108,250
Common stock issued for investment			2,900,000
Issuance of convertible notes payable	$ 1,269,193		$ 272,250